Tax Note (Tables)	12 Months Ended
Mar. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of effective income tax expense (recovery) [Table Text Block]
	March 31, 2024	March 31, 2023

Loss for the year from continuing operations before tax	$(45,020)	$(236,134)

Expected income tax	$(12,155)	$(63,756)
Change in statutory, foreign tax, foreign exchange rates and other	22,904	49,750
Permanent differences	3,159	3,709
Share issue cost	(536)	(6)
Adjustment to prior years provision and other	6,400	(2,334)
Change in unrecognized deductible temporary differences	13,587	12,926
Tax expense	$6,185	$289

Current income tax	$3,955	$1,612
Deferred income tax expense (recovery)	2,230	(1,323)
Total income tax	$6,185	$289

Schedule of components of deferred tax assets and liabilities [Table Text Block]
	March 31, 2024	March 31, 2023
Deferred tax assets (liabilities)
Plant and equipment	$(5,528)	$(578)
Share issuance costs and other	52	78
Energy tax receivable	(494)	(494)
Digital currencies	(210)	(81)
Right of use asset and lease liability, net	(28)	-
Debt with accretion	(450)	(845)
Non-capital losses	4,243	1,714
	$(2,415)	$(206)

Schedule of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	March 31, 2024	March 31, 2023	Expiry

Intangible asset	$2,474	$3,538	NA
Share issue costs and other	4,751	5,103	2042 - 2048
Loss carryforwards	44,652	76,742	2025 - Indefinite
Investments	8,898	11,298	NA
Plant and equipment	45,441	69,712	NA
	$106,216	$166,393